Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2022

Principal
Amount		Value
	CORPORATE BONDS ― 13.2%
	ENERGY ― 3.3%
	BP Capital Markets PLC
$27,006,000	4.875% (effective 6/22/2030, 5 Year TNCMR + 4.398%) (1), 3/22/2030 (2)	$23,714,644

	FINANCIALS ― 3.9%
	FS KKR Capital Corp.
5,207,000	2.625%, 1/15/2027	4,359,936
	General Motors Financial Co, Inc.
7,626,000	6.050%, 10/10/2025	7,760,318
	Oaktree Specialty Lending Corp.
3,240,000	3.500%, 2/25/2025	3,078,553
	UBS Group AG (3)
12,492,000	4.490% (effective 8/05/2024, 1 Year TNCMR + 1.600%) (1), 8/05/2025	12,291,401
		27,490,208
	MANUFACTURING ― 3.0%
	Boeing Co. (The)
20,729,000	4.508%, 5/1/2023	20,693,214
	Micron Technology, Inc.
803,000	3.477%, 11/1/2051	505,540
		21,198,754
	MEDIA ― 0.4%
	Warnermedia Holdings, Inc. (3)
2,920,000	3.428%, 3/15/2024	2,836,427

	PIPELINES ― 1.6%
	Enbridge, Inc.
3,837,000	2.150%, 2/16/2024	3,705,474
	Energy Transfer LP
9,557,000	7.457%, (3 month U.S. LIBOR + 3.018%) (4), 11/1/2066	7,392,339
		11,097,813
	RETAIL TRADE ― 0.4%
	Macy's Retail Holdings LLC
5,026,000	4.300%, 2/15/2043	3,038,217

	UTILITIES ― 0.6%
	NextEra Energy Capital Holdings, Inc.
4,580,000	4.255%, 9/1/2024	4,527,878

	TOTAL CORPORATE BONDS
	(Cost $99,328,775)	93,903,941
Number of
Shares
	CLOSED-END FUNDS ― 10.9%
	HIGH YIELD BOND ― 2.1%
378,078	Allspring Income Opportunities	2,415,918
560,759	BlackRock Corporate High Yield Fund, Inc.	4,901,034
119,797	BlackRock Limited Duration Income Trust	1,565,747
81,474	First Trust High Income Long/Short Fund	932,877
791,483	Western Asset High Income Opportunity Fund, Inc.	3,126,358
202,928	Western Asset High Yield Defined Opportunity Fund Inc. (5)	2,532,542
		15,474,476

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of
Shares		Value
	CLOSED-END FUNDS (Continued)
	MUNI NATIONAL LONG ― 8.0%
223,143	BlackRock MuniHoldings Fund, Inc.	$2,708,956
475,356	BlackRock MuniVest Fund, Inc.	3,332,245
494,018	BlackRock MuniYield Quality Fund III, Inc.	5,537,942
597,688	Eaton Vance Municipal Bond Fund	6,209,978
817,389	Invesco Municipal Opportunity Trust	8,100,325
336,681	Invesco Municipal Trust	3,333,142
457,198	Invesco Trust for Investment Grade Municipals	4,594,840
842,470	Nuveen AMT-Free Quality Municipal Income Fund	9,578,884
1,142,122	Nuveen Quality Municipal Income Fund	13,477,040
		56,873,352
	PREFERRED STOCK ― 0.8%
66,862	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	1,271,715
438,484	Nuveen Preferred Income Opportunities Fund	3,192,164
152,388	Nuveen Preferred Securities Income Fund	1,036,238
		5,500,117
	TOTAL CLOSED-END FUNDS
	(Cost $96,704,651)	77,847,945

	EXCHANGE TRADED FUNDS ― 6.2%
51,108	iShares iBoxx High Yield Corporate Bond ETF (5)	3,763,082
528,586	iShares Short Maturity Bond ETF	26,043,432
288,531	JPMorgan Ultra-Short Income ETF	14,464,059
		44,270,573
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $44,535,638)	44,270,573

	OPEN-END FUND ― 1.6%
983,440	Equable Shares Hedged Equity Fund	11,555,422
	TOTAL OPEN-END FUND
	(Cost $12,013,347)	11,555,422
Number of
Shares/Units
	PREFERRED STOCKS ― 31.2%
	BANKS ― 5.0%
	Bank of New York Mellon Corp. Depositary Shares
3,466	4.700% (effective 9/20/2025, 5 Year TNCMR + 4.358%) (1), 9/20/2025 (6)	3,336,475
	Citizens Financial Group, Inc. Depositary Shares
13,078	5.650% (effective 10/6/2025, 5 Year TNCMR + 5.313%) (1), 10/6/2025 (6)	12,556,548
	Fifth Third Bancorp Depositary Shares
6,930	4.500% (effective 9/30/2025, 5 Year TNCMR + 4.215%) (1), 9/30/2025 (6)	6,455,416
	Regions Financial Corp. Depositary Shares
13,456	5.750% (effective 9/15/2025, 5 Year TNCMR + 5.430%) (1), 6/15/2025 (6)	13,149,607
		35,498,046
	DIVERSIFIED BANKING INSTITUTIONAL ― 1.4%
	Citigroup, Inc. Depositary Shares
6,493	4.000% (effective 12/10/2025, 5 Year TNCMR + 3.597%) (1), 12/10/2025 (6)	5,672,415
3,997	5.950% (3 month U.S. LIBOR + 4.068%) (4), 1/30/2023 (6)	3,968,022
	Wells Fargo & Co. Depositary Shares
494	3.900% (effective 3/15/2026, 5 Year TNCMR + 3.453%) (1), 3/15/2026 (6)	432,690
		10,073,127

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	ENERGY ― 1.8%
	Edison International Depositary Shares
15,409	5.375% (effective 3/15/2026, 5 Year TNCMR + 4.698%) (1), 3/15/2026 (6)	$13,058,538

	FINANCE AND INSURANCE ― 8.2%
	Athene Holding Ltd. Depositary Shares
201,000	7.750% (effective 12/30/2027, 5 Year TNCMR + 3.962%) (1), 12/30/2027 (6)	5,173,740
	Charles Schwab Corp. (The) Depositary Shares
19,852	5.375% (effective 6/1/2025, 5 Year TNCMR + 4.971%) (1), 6/1/2025 (6)	19,514,516
	Lincoln National Corp. Depositary Shares
437,746	9.000%, 12/1/2027 (6)	11,937,333
11,997	9.250% (effective 3/1/2028, 5 Year TNCMR + 5.318%) (1), 12/1/2027 (5)(6)	12,666,670
	Morgan Stanley, Depositary Shares
7,133	7.125% (effective 10/15/2023, 3 month U.S. LIBOR + 4.320%) (1), 10/15/2023 (6)	179,395
	Reinsurance Group of America, Inc.
204,991	7.125% (effective 10/15/2027, 5 Year TNCMR + 3.456%) (1), 10/15/2052	5,319,516
	Virtus Convertible & Income Fund
157,949	5.625%, 9/20/2023 (6)	3,350,920
	Virtus Convertible & Income Fund II
7,743	5.500%, 9/11/2023 (6)	161,246
		58,303,336
	FINANCIALS ― 2.2%
	Ally Financial, Inc. Depositary Shares
7,784	4.700% (effective 5/15/2026, 5 Year TNCMR + 3.868%) (1), 5/15/2026 (6)	5,229,875
17,257	4.700% (effective 5/15/2028, 7 Year TNCMR + 3.481%) (1), 5/15/2028 (6)	10,850,339
		16,080,214
	INFORMATION ― 0.2%
	AT&T, Inc.
51,658	5.625%, 8/01/2067	1,172,637

	INVESTMENT COMPANIES ― 2.4%
	Oaktree Capital Group LLC
197,950	6.625%, 6/15/2023 (6)	4,234,150
464,808	6.550%, 9/15/2023 (6)	9,932,947
	Stifel Financial Corp.
141,582	5.200%, 10/15/2047	2,855,709
		17,022,806
	PIPELINES ― 1.1%
	Enbridge, Inc.
72,064	4.000% (effective 9/1/2022, 5 Year TNCMR + 3.150%) (1), 9/1/2027 (6)	1,405,248
99,883	4.400% (effective 3/1/2024, 5 Year TNCMR + 2.820%) (1), 3/1/2024 (6)	1,874,305
	Energy Transfer LP Depositary Shares
5,652	7.125% (effective 5/15/2030, 5 Year TNCMR + 5.306%) (1), 5/15/2030 (6)	4,733,550
		8,013,103
	REAL ESTATE INVESTMENT TRUST ― 3.2%
	AGNC Investment Corp. Depositary Shares
642,470	6.125% (effective 4/15/2025, 3 month U.S. LIBOR + 4.697%) (1), 4/15/2025 (6)	12,386,821
	Annaly Capital Management, Inc.
480,708	6.750% (effective 9/30/2024, 3 month U.S. LIBOR + 4.989%) (1), 6/30/2024 (6)	10,748,631
		23,135,452

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	UTILITIES ― 5.7%
	Brookfield Renewable Partners LP
302,554	5.250%, 3/31/2025 (6)	$5,700,117
	Entergy Arkansas LLC
44,010	4.875%, 9/1/2066	884,601
	Entergy Louisiana LLC
150,073	4.875%, 9/1/2066	3,041,980
	Entergy Mississippi LLC
4,229	4.900%, 10/1/2066	86,145
	National Rural Utilities Cooperative Finance Corp.
184,876	5.500%, 5/15/2064	4,451,814
	Sempra Energy Depositary Shares
28,406	4.875% (effective 10/15/2025, 5 Year TNCMR + 4.550%) (1), 10/15/2025 (6)	26,337,475
		40,502,132
	TOTAL PREFERRED STOCKS
	(Cost $252,125,909)	222,859,391
Number of
Shares
	SHORT-TERM INVESTMENTS ― 37.1%
	MONEY MARKET FUND ― 11.4%
81,098,010	First American Government Obligations Fund, Class X, 4.09% (7)	81,098,010

Principal
Amount
	UNITED STATES TREASURY BILLS ― 25.7% (8)
$25,000,000	01/31/2023	24,923,486
25,000,000	02/07/2023	24,905,091
30,000,000	02/23/2023	29,819,667
25,000,000	03/16/2023	24,792,925
40,000,000	03/23/2023	39,628,140
40,000,000	03/30/2023	39,590,724
		183,660,033
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $264,842,723)	264,758,043

	COLLATERAL FOR SECURITIES ON LOAN ― 0.8%
	MONEY MARKET FUND ― 0.8%
5,555,276	First American Government Obligations Fund, Class X, 4.09% (7)	5,555,276
	TOTAL COLLATERAL FOR SECURITIES ON LOAN
	(Cost $5,555,276)

	TOTAL INVESTMENTS ― 101.0%
	(Cost $775,106,319)	720,750,591
	Liabilities in Excess of Other Assets ― (1.0)%	(7,187,994)
	TOTAL NET ASSETS ― 100.0%	$713,562,597

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
December 31, 2022

Principal
Amount		Value
	SECURITIES SOLD SHORT ― (5.0%)
	U.S. GOVERNMENT BOND ― (5.0%)
	United States Treasury Bond
$(35,000,000)	4.000%, 11/15/2052	$(35,371,875)
	TOTAL U.S. GOVERNMENT BOND
	(Proceeds $36,274,215)

	TOTAL SECURITIES SOLD SHORT ― (5.0%)	$(35,371,875)
	(Proceeds $36,274,215)

Floating Rate definitions:
LIBOR - London Inter-Bank Offered Rate
TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(1) Fixed to floating rate. Effective date of floating rate change and formula disclosed. Rate disclosed is as of December 31, 2022.
(2) Perpetual maturity security. Date presented is the next call date as of December 31, 2022.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the advisor.  At December 31, 2022, the value of these securities totaled $15,127,828 or 2.1% of net assets.

(4) Variable Rate security. Rates disclosed as of December 31, 2022.
(5) All or a portion of this security is on loan.
(6) Callable at any dividend payment on or after date disclosed.
(7) Seven-day yield as of December 31, 2022.
(8) Zero coupon security.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. For options where market quotations are not readily available, fair value shall be determined by the Adviser with oversight by the Trust’s Valuation Committee.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of December 31, 2022:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$93,903,941	$-	$93,903,941
Closed-End Funds	77,847,945	-	-	77,847,945
Exchange Traded Funds	44,270,573	-	-	44,270,573
Open-End Fund	11,555,422	-	-	11,555,422
Preferred Stocks	83,022,950	139,836,441	-	222,859,391
Short Term Investments	81,098,010	183,660,033		264,758,043
Collateral for Securities on Loan	5,555,276	-		5,555,276
Total Assets	$303,350,176	$417,400,415	$-	$720,750,591

Liabilities
U.S. Government Bond	$-	$(35,371,875)	$-	$(35,371,875)
Total Liabilities	$-	$(35,371,875)	$-	$(35,371,875)

Please refer to the Schedule of investments for further classification.